RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10   RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2014, a member of the Board provided cash advances to the Company totaling $75,000. The Company made repayments of $50,000 resulting in an outstanding balance of $183,000 as of September 30, 2014.  The outstanding amount is included in accounts payable and other liabilities - related parties in the consolidated balance sheets.

In connection with the acquisition of Hamilton (see Note 2), the Company incurred a working capital adjustment due to the former members of Hamilton in the amount of $2,521,628 for working capital in excess of the stock purchase agreement requirement at the acquisition date. The outstanding amount as of September 30, 2014 is included in accounts payable and other liabilities   related parties in the consolidated balance sheets.

NOTE 10 – RELATED PARTY TRANSACTIONS

On September 24, 2012, we issued $50,000 of secured promissory note to a related party. The notes bear annual interest of 10%, matured on September 23, 2013 and is secured by Company's assets.  On September 23, 2013, the Company amended the secured promissory note to extend the maturity date from September 24, 3013 to February 23, 2014.  The Company evaluated the amendment under FASB ASC 470-50 and determined that the modification was not substantial and therefore did not constitute a debt extinguishment.  The note and all accrued interest was paid in full by February 21, 2014.

In connection with the acquisition of AES (see Note 2), we issued $1,300,000 of subordinated secured promissory notes to the members of AES.  The notes bear annual interest of 5% and are payable in 12 equal quarterly installments beginning on February 1, 2013 and have a maturity date of November 1, 2015. The notes are secured by the assets of the Company and AES.  The members received 6,500,000 shares of common stock (see Note 2) and are considered related parties based due to their greater than 5% ownership.

On November 12, 2013, in connection with the acquisition of Aqua Tex we issued $245,000 in 5% subordinated secured promissory notes.  Under the terms of the purchase agreement, in the event that AquaTex had negative working capital at closing, that amount would be offset against the notes. This resulted in a reduction to this note of $10,708.  The notes are payable in 12 equal quarterly installments beginning on February 1, 2014 and mature on November 1, 2016.

In addition to the notes, a member of the Board provided cash advances to the Company during the year ended December 31, 2012, totaling $140,000 and received $25,000 in repayment leaving a balance due as of December 31, 2012, of $115,000.  During the year ended December 31, 2013, a member of the Board provided additional cash advances of $63,000 and received $20,000 in repayment leaving a balance due as of December 31, 2013, of $158,000.  In addition, a member of the Board purchased equipment for STP at a cost of $4,200 and sold it to the Company for the same cost.   This amount has been paid as of December 31, 2013. The outstanding amounts are included in accounts payable and other liabilities – related parties in the consolidated balance sheets.

Pursuant to the acquisitions described in Note 2 above, a portion of the purchase price of AES and Aqua Tex was subject to a working capital adjustment calculation.  The working capital adjustment for AES was $225,248 and for Aqua Tex it was $(21,853).